UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

March 31, 2019

MFS® Blended Research® Core Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

UNE-SEM

MFS® Blended Research® Core Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve and other global central banks, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit, though exactly how the United Kingdom will withdraw from the European Union remains highly uncertain. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slowing global growth. Inflation remains largely subdued globally, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions. If the U.S. and China reach a comprehensive trade agreement, activity could rebound later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

May 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	5.3%
Amazon.com, Inc.	3.8%
Apple, Inc.	3.4%
Johnson & Johnson	3.0%
Cisco Systems, Inc.	2.6%
Bank of America Corp.	2.4%
Intel Corp.	2.4%
Boeing Co.	2.4%
Alphabet, Inc., “A”	2.2%
Comcast Corp., “A”	2.2%

Equity sectors (k)
Technology	21.1%
Financial Services	18.3%
Health Care	15.9%
Utilities & Communications	6.9%
Consumer Staples	6.4%
Retailing	6.0%
Industrial Goods & Services	6.0%
Leisure	4.9%
Special Products & Services	3.8%
Energy	3.7%
Transportation	3.0%
Basic Materials	1.9%
Autos & Housing	1.7%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of March 31, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2018 through March 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2018 through March 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/18	Ending Account Value 3/31/19	Expenses Paid During Period (p) 10/01/18-3/31/19
A	Actual	0.74%	$1,000.00	$952.16	$3.60
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
B	Actual	1.49%	$1,000.00	$948.45	$7.24
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
C	Actual	1.49%	$1,000.00	$948.48	$7.24
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
I	Actual	0.49%	$1,000.00	$953.24	$2.39
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R1	Actual	1.49%	$1,000.00	$948.34	$7.24
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
R2	Actual	0.99%	$1,000.00	$950.62	$4.81
	Hypothetical (h)	0.99%	$1,000.00	$1,020.00	$4.99
R3	Actual	0.74%	$1,000.00	$951.88	$3.60
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
R4	Actual	0.49%	$1,000.00	$953.11	$2.39
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R6	Actual	0.38%	$1,000.00	$953.61	$1.85
	Hypothetical (h)	0.38%	$1,000.00	$1,023.04	$1.92

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

3/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.6%

Issuer	Shares/Par	Value ($)
Aerospace - 3.5%
Boeing Co.	71,632	$27,321,878
Honeywell International, Inc.	50,277	7,990,021
Leidos Holdings, Inc.	88,859	5,694,973

		$41,006,872
Airlines - 1.1%
Delta Air Lines, Inc.	236,351	$12,207,529

Alcoholic Beverages - 1.2%
Molson Coors Brewing Co.	229,422	$13,685,022

Apparel Manufacturers - 0.2%
NIKE, Inc., “B”	31,635	$2,663,983

Automotive - 1.2%
Lear Corp.	100,349	$13,618,363

Biotechnology - 1.2%
Biogen, Inc. (a)	59,759	$14,125,832

Business Services - 2.3%
DXC Technology Co.	179,210	$11,524,995
Fidelity National Information Services, Inc.	115,985	13,117,904
Global Payments, Inc.	13,362	1,824,180

		$26,467,079
Cable TV - 2.2%
Comcast Corp., “A”	623,633	$24,932,847

Chemicals - 1.9%
CF Industries Holdings, Inc.	354,168	$14,478,388
Eastman Chemical Co.	91,706	6,958,651

		$21,437,039
Computer Software - 7.2%
Adobe Systems, Inc. (a)	72,064	$19,204,335
Microsoft Corp.	517,121	60,989,251
Salesforce.com, Inc. (a)	18,032	2,855,728

		$83,049,314

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 3.4%
Apple, Inc.	208,911	$39,682,645

Construction - 0.5%
Toll Brothers, Inc.	169,578	$6,138,724

Consumer Products - 0.6%
Kimberly-Clark Corp.	51,782	$6,415,790
Procter & Gamble Co.	8,353	869,129

		$7,284,919
Consumer Services - 1.5%
Bookings Holdings, Inc. (a)	9,767	$17,042,536

Electrical Equipment - 0.2%
HD Supply Holdings, Inc. (a)	43,600	$1,890,060

Electronics - 2.9%
Applied Materials, Inc.	28,648	$1,136,180
Intel Corp.	514,904	27,650,345
Lam Research Corp.	25,207	4,512,305

		$33,298,830
Energy - Independent - 3.3%
EOG Resources, Inc.	149,376	$14,217,607
Phillips 66	152,831	14,544,926
Pioneer Natural Resources Co.	11,449	1,743,454
Valero Energy Corp.	90,696	7,693,742

		$38,199,729
Energy - Integrated - 0.4%
Exxon Mobil Corp.	55,881	$4,515,185

Food & Beverages - 2.5%
Ingredion, Inc.	57,332	$5,428,767
PepsiCo, Inc.	133,116	16,313,366
Tyson Foods, Inc., “A”	105,680	7,337,362

		$29,079,495
Health Maintenance Organizations - 1.2%
Cigna Corp.	75,087	$12,075,491
UnitedHealth Group, Inc.	6,217	1,537,216

		$13,612,707

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 3.4%
Allstate Corp.	55,017	$5,181,501
Berkshire Hathaway, Inc., “B” (a)	38,417	7,717,591
MetLife, Inc.	305,893	13,021,865
Prudential Financial, Inc.	143,714	13,204,443

		$39,125,400
Internet - 5.0%
Alphabet, Inc., “A” (a)	21,210	$24,961,837
Alphabet, Inc., “C” (a)	20,307	23,826,406
Facebook, Inc., “A” (a)	51,054	8,510,191

		$57,298,434
Leisure & Toys - 0.4%
Electronic Arts, Inc. (a)	48,494	$4,928,445

Machinery & Tools - 2.3%
AGCO Corp.	59,029	$4,105,467
Eaton Corp. PLC	209,100	16,845,096
Ingersoll-Rand Co. PLC, “A”	48,383	5,222,945

		$26,173,508
Major Banks - 5.9%
Bank of America Corp.	1,013,889	$27,973,197
JPMorgan Chase & Co.	52,281	5,292,406
Morgan Stanley	332,097	14,014,493
Wells Fargo & Co.	429,171	20,737,543

		$68,017,639
Medical & Health Technology & Services - 4.6%
CVS Health Corp.	234,560	$12,649,821
HCA Healthcare, Inc.	110,471	14,403,209
McKesson Corp.	84,489	9,890,282
Walgreens Boots Alliance, Inc.	265,102	16,773,004

		$53,716,316
Medical Equipment - 2.4%
Boston Scientific Corp. (a)	177,998	$6,831,563
Medtronic PLC	229,070	20,863,696

		$27,695,259
Natural Gas - Pipeline - 1.4%
Equitrans Midstream Corp.	148,462	$3,233,502
Kinder Morgan, Inc.	572,479	11,455,305

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - continued
ONEOK, Inc.	29,408	$2,053,855

		$16,742,662
Network & Telecom - 2.6%
Cisco Systems, Inc.	562,012	$30,343,028

Other Banks & Diversified Financials - 5.0%
Citigroup, Inc.	346,711	$21,572,358
Discover Financial Services	205,407	14,616,762
Mastercard, Inc., “A”	39,696	9,346,423
Synchrony Financial	351,165	11,202,164
Visa, Inc., “A”	10,335	1,614,224

		$58,351,931
Pharmaceuticals - 6.5%
Bristol-Myers Squibb Co.	334,473	$15,957,707
Eli Lilly & Co.	98,507	12,782,268
Johnson & Johnson	248,821	34,782,688
Pfizer, Inc.	271,464	11,529,076

		$75,051,739
Railroad & Shipping - 2.0%
Union Pacific Corp.	136,902	$22,890,014

Real Estate - 4.0%
Annaly Mortgage Management, Inc., REIT	296,195	$2,958,988
EPR Properties, REIT	78,178	6,011,888
Medical Properties Trust, Inc., REIT	382,236	7,075,188
Simon Property Group, Inc., REIT	98,075	17,870,246
STORE Capital Corp., REIT	382,393	12,810,166

		$46,726,476
Restaurants - 2.3%
Aramark	35,876	$1,060,136
Darden Restaurants, Inc.	52,479	6,374,624
Starbucks Corp.	264,829	19,687,388

		$27,122,148
Specialty Stores - 5.8%
Amazon.com, Inc. (a)	24,913	$44,363,825
Costco Wholesale Corp.	79,351	19,214,051
Lululemon Athletica, Inc. (a)	5,065	830,001
Target Corp.	34,603	2,777,237

		$67,185,114

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 1.0%
Verizon Communications, Inc.	185,651	$10,977,544

Tobacco - 2.0%
Philip Morris International, Inc.	264,647	$23,392,148

Utilities - Electric Power - 4.5%
AES Corp.	896,658	$16,211,577
CenterPoint Energy, Inc.	39,884	1,224,439
Exelon Corp.	421,934	21,151,551
NRG Energy, Inc.	312,951	13,294,158

		$51,881,725
Total Common Stocks (Identified Cost, $905,525,810)		$1,151,558,240

Investment Companies (h) - 1.0%
Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $11,982,555)	11,982,556	$11,982,555

Other Assets, Less Liabilities - (0.6)%		(6,688,146)
Net Assets - 100.0%		$1,156,852,649

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $11,982,555 and $1,151,558,240, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $905,525,810)	$1,151,558,240
Investments in affiliated issuers, at value (identified cost, $11,982,555)	11,982,555
Cash	26,123
Receivables for
Fund shares sold	886,880
Interest and dividends	937,313
Receivable from investment adviser	11,109
Other assets	3,951
Total assets	$1,165,406,171

Liabilities
Payables for
Fund shares reacquired	$7,803,887
Payable to affiliates
Shareholder servicing costs	624,798
Distribution and service fees	22,133
Payable for independent Trustees’ compensation	5,605
Accrued expenses and other liabilities	97,099
Total liabilities	$8,553,522
Net assets	$1,156,852,649

Net assets consist of
Paid-in capital	$908,592,999
Total distributable earnings (loss)	248,259,650
Net assets	$1,156,852,649
Shares of beneficial interest outstanding	45,471,419

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$267,504,478	10,528,902	$25.41
Class B	18,559,797	757,960	24.49
Class C	59,208,522	2,456,765	24.10
Class I	427,909,794	16,598,830	25.78
Class R1	11,125,610	459,579	24.21
Class R2	66,294,864	2,729,880	24.28
Class R3	80,327,630	3,171,965	25.32
Class R4	30,087,504	1,179,360	25.51
Class R6	195,834,450	7,588,178	25.81

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $26.96 [100 / 94.25 x $25.41]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$12,412,397
Dividends from affiliated issuers	89,574
Other	41,415
Income on securities loaned	56
Total investment income	$12,543,442
Expenses
Management fee	$2,356,231
Distribution and service fees	1,069,603
Shareholder servicing costs	599,780
Administrative services fee	85,022
Independent Trustees’ compensation	12,993
Custodian fee	37,285
Shareholder communications	28,613
Audit and tax fees	27,718
Legal fees	5,905
Miscellaneous	101,228
Total expenses	$4,324,378
Reduction of expenses by investment adviser and distributor	(447,912)
Net expenses	$3,876,466
Net investment income (loss)	$8,666,976

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$8,329,244
Affiliated issuers	(1,578)
Net realized gain (loss)	$8,327,666
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(85,807,534)
Net realized and unrealized gain (loss)	$(77,479,868)
Change in net assets from operations	$(68,812,892)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/19 (unaudited)	Year ended 9/30/18

From operations
Net investment income (loss)	$8,666,976	$18,182,793
Net realized gain (loss)	8,327,666	130,081,953
Net unrealized gain (loss)	(85,807,534)	74,797,382
Change in net assets from operations	$(68,812,892)	$223,062,128
Total distributions to shareholders	$(119,118,435)	$(52,016,333)
Change in net assets from fund share transactions	$(14,930,827)	$(246,795,377)
Total change in net assets	$(202,862,154)	$(75,749,582)

Net assets
At beginning of period	1,359,714,803	1,435,464,385
At end of period	$1,156,852,649	$1,359,714,803

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/19		Year ended
Class A			9/30/18	9/30/17	9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$29.79		$26.59	$23.16	$21.36	$22.59	$18.95

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.31	$0.27	$0.27	$0.27	$0.24
Net realized and unrealized gain (loss)	(1.89)		3.79	3.39	2.24	(0.52)	3.71
Total from investment operations	$(1.71)		$4.10	$3.66	$2.51	$(0.25)	$3.95

Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.33)	$(0.23)	$(0.16)	$(0.20)	$(0.26)
From net realized gain	(2.28)		(0.57)	—	(0.55)	(0.78)	(0.05)
Total distributions declared to shareholders	$(2.67)		$(0.90)	$(0.23)	$(0.71)	$(0.98)	$(0.31)
Net asset value, end of period (x)	$25.41		$29.79	$26.59	$23.16	$21.36	$22.59
Total return (%) (r)(s)(t)(x)	(4.78	)(n)	15.72	15.92	11.92	(1.28)	21.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.81	0.84	0.91	1.09	1.11
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.74	0.75	0.85
Net investment income (loss)	1.37	(a)	1.10	1.11	1.23	1.20	1.14
Portfolio turnover	20	(n)	64	62	43	49	42
Net assets at end of period (000 omitted)	$267,504		$303,929	$271,188	$288,782	$206,403	$107,651

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class B			9/30/18	9/30/17	9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$28.68		$25.62	$22.34	$20.70	$21.97	$18.46

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.09	$0.09	$0.10	$0.10	$0.08
Net realized and unrealized gain (loss)	(1.80)		3.66	3.26	2.17	(0.51)	3.63
Total from investment operations	$(1.72)		$3.75	$3.35	$2.27	$(0.41)	$3.71

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.12)	$(0.07)	$(0.08)	$(0.08)	$(0.15)
From net realized gain	(2.28)		(0.57)	—	(0.55)	(0.78)	(0.05)
Total distributions declared to shareholders	$(2.47)		$(0.69)	$(0.07)	$(0.63)	$(0.86)	$(0.20)
Net asset value, end of period (x)	$24.49		$28.68	$25.62	$22.34	$20.70	$21.97
Total return (%) (r)(s)(t)(x)	(5.12	)(n)	14.84	15.05	11.09	(2.04)	20.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.56	1.59	1.66	1.84	1.86
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.49	1.51	1.60
Net investment income (loss)	0.62	(a)	0.33	0.36	0.48	0.45	0.39
Portfolio turnover	20	(n)	64	62	43	49	42
Net assets at end of period (000 omitted)	$18,560		$21,577	$21,193	$20,585	$15,004	$7,619

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class C			9/30/18	9/30/17	9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$28.27		$25.26	$22.03	$20.43	$21.72	$18.27

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.09	$0.09	$0.10	$0.10	$0.08
Net realized and unrealized gain (loss)	(1.79)		3.61	3.21	2.14	(0.50)	3.59
Total from investment operations	$(1.71)		$3.70	$3.30	$2.24	$(0.40)	$3.67

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.12)	$(0.07)	$(0.09)	$(0.11)	$(0.17)
From net realized gain	(2.28)		(0.57)	—	(0.55)	(0.78)	(0.05)
Total distributions declared to shareholders	$(2.46)		$(0.69)	$(0.07)	$(0.64)	$(0.89)	$(0.22)
Net asset value, end of period (x)	$24.10		$28.27	$25.26	$22.03	$20.43	$21.72
Total return (%) (r)(s)(t)(x)	(5.15	)(n)	14.86	15.03	11.10	(2.05)	20.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.56	1.59	1.66	1.85	1.86
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.49	1.50	1.60
Net investment income (loss)	0.62	(a)	0.33	0.36	0.48	0.45	0.38
Portfolio turnover	20	(n)	64	62	43	49	42
Net assets at end of period (000 omitted)	$59,209		$70,299	$74,489	$79,309	$58,221	$18,597

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class I			9/30/18	9/30/17	9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$30.23		$26.96	$23.48	$21.61	$22.84	$19.14

Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.38	$0.34	$0.33	$0.33	$0.30
Net realized and unrealized gain (loss)	(1.91)		3.85	3.43	2.28	(0.53)	3.75
Total from investment operations	$(1.70)		$4.23	$3.77	$2.61	$(0.20)	$4.05

Less distributions declared to shareholders
From net investment income	$(0.47)		$(0.39)	$(0.29)	$(0.19)	$(0.25)	$(0.30)
From net realized gain	(2.28)		(0.57)	—	(0.55)	(0.78)	(0.05)
Total distributions declared to shareholders	$(2.75)		$(0.96)	$(0.29)	$(0.74)	$(1.03)	$(0.35)
Net asset value, end of period (x)	$25.78		$30.23	$26.96	$23.48	$21.61	$22.84
Total return (%) (r)(s)(t)(x)	(4.68	)(n)	16.00	16.17	12.26	(1.06)	21.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.56	0.59	0.66	0.84	0.86
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	0.49	0.51	0.60
Net investment income (loss)	1.62	(a)	1.34	1.34	1.48	1.44	1.40
Portfolio turnover	20	(n)	64	62	43	49	42
Net assets at end of period (000 omitted)	$427,910		$498,169	$640,745	$366,304	$248,445	$150,846

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R1			9/30/18	9/30/17	9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$28.39		$25.38	$22.13	$20.62	$21.83	$18.34

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.09	$0.09	$0.10	$0.10	$0.10
Net realized and unrealized gain (loss)	(1.79)		3.62	3.23	2.16	(0.50)	3.58
Total from investment operations	$(1.71)		$3.71	$3.32	$2.26	$(0.40)	$3.68

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.13)	$(0.07)	$(0.20)	$(0.03)	$(0.14)
From net realized gain	(2.28)		(0.57)	—	(0.55)	(0.78)	(0.05)
Total distributions declared to shareholders	$(2.47)		$(0.70)	$(0.07)	$(0.75)	$(0.81)	$(0.19)
Net asset value, end of period (x)	$24.21		$28.39	$25.38	$22.13	$20.62	$21.83
Total return (%) (r)(s)(t)(x)	(5.13	)(n)	14.84	15.04	11.12	(2.02)	20.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.56	1.59	1.66	1.83	1.84
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.49	1.51	1.60
Net investment income (loss)	0.62	(a)	0.33	0.36	0.45	0.46	0.48
Portfolio turnover	20	(n)	64	62	43	49	42
Net assets at end of period (000 omitted)	$11,126		$13,185	$14,665	$13,775	$479	$263

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R2			9/30/18	9/30/17	9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$28.58		$25.58	$22.31	$20.63	$21.87	$18.36

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.23	$0.20	$0.21	$0.21	$0.19
Net realized and unrealized gain (loss)	(1.82)		3.65	3.25	2.16	(0.50)	3.59
Total from investment operations	$(1.68)		$3.88	$3.45	$2.37	$(0.29)	$3.78

Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.31)	$(0.18)	$(0.14)	$(0.17)	$(0.22)
From net realized gain	(2.28)		(0.57)	—	(0.55)	(0.78)	(0.05)
Total distributions declared to shareholders	$(2.62)		$(0.88)	$(0.18)	$(0.69)	$(0.95)	$(0.27)
Net asset value, end of period (x)	$24.28		$28.58	$25.58	$22.31	$20.63	$21.87
Total return (%) (r)(s)(t)(x)	(4.94	)(n)	15.47	15.56	11.66	(1.53)	20.74

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.06	1.09	1.16	1.34	1.36
Expenses after expense reductions (f)	0.99	(a)	0.99	0.99	0.99	1.01	1.10
Net investment income (loss)	1.12	(a)	0.85	0.86	0.98	0.95	0.90
Portfolio turnover	20	(n)	64	62	43	49	42
Net assets at end of period (000 omitted)	$66,295		$73,655	$41,539	$37,580	$23,372	$11,586

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R3			9/30/18	9/30/17	9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$29.69		$26.49	$23.08	$21.27	$22.51	$18.88

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.31	$0.27	$0.27	$0.28	$0.24
Net realized and unrealized gain (loss)	(1.88)		3.78	3.37	2.24	(0.54)	3.70
Total from investment operations	$(1.71)		$4.09	$3.64	$2.51	$(0.26)	$3.94

Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.32)	$(0.23)	$(0.15)	$(0.20)	$(0.26)
From net realized gain	(2.28)		(0.57)	—	(0.55)	(0.78)	(0.05)
Total distributions declared to shareholders	$(2.66)		$(0.89)	$(0.23)	$(0.70)	$(0.98)	$(0.31)
Net asset value, end of period (x)	$25.32		$29.69	$26.49	$23.08	$21.27	$22.51
Total return (%) (r)(s)(t)(x)	(4.81	)(n)	15.73	15.89	11.96	(1.33)	21.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.81	0.84	0.91	1.08	1.11
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.74	0.76	0.85
Net investment income (loss)	1.36	(a)	1.11	1.11	1.24	1.21	1.15
Portfolio turnover	20	(n)	64	62	43	49	42
Net assets at end of period (000 omitted)	$80,328		$113,415	$110,105	$99,753	$85,800	$66,846

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R4			9/30/18	9/30/17	9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$29.96		$26.72	$23.27	$21.43	$22.65	$18.98

Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.38	$0.34	$0.33	$0.33	$0.30
Net realized and unrealized gain (loss)	(1.91)		3.82	3.40	2.24	(0.52)	3.72
Total from investment operations	$(1.70)		$4.20	$3.74	$2.57	$(0.19)	$4.02

Less distributions declared to shareholders
From net investment income	$(0.47)		$(0.39)	$(0.29)	$(0.18)	$(0.25)	$(0.30)
From net realized gain	(2.28)		(0.57)	—	(0.55)	(0.78)	(0.05)
Total distributions declared to shareholders	$(2.75)		$(0.96)	$(0.29)	$(0.73)	$(1.03)	$(0.35)
Net asset value, end of period (x)	$25.51		$29.96	$26.72	$23.27	$21.43	$22.65
Total return (%) (r)(s)(t)(x)	(4.69	)(n)	16.02	16.20	12.20	(1.03)	21.35

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.56	0.59	0.67	0.83	0.86
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	0.49	0.51	0.60
Net investment income (loss)	1.62	(a)	1.34	1.36	1.48	1.45	1.40
Portfolio turnover	20	(n)	64	62	43	49	42
Net assets at end of period (000 omitted)	$30,088		$44,630	$43,741	$43,757	$36,774	$34,241

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R6			9/30/18	9/30/17	9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$30.29		$27.01	$23.52	$21.64	$22.86	$19.16

Income (loss) from investment operations
Net investment income (loss) (d)	$0.22		$0.41	$0.37	$0.34	$0.36	$0.32
Net realized and unrealized gain (loss)	(1.91)		3.86	3.43	2.30	(0.53)	3.75
Total from investment operations	$(1.69)		$4.27	$3.80	$2.64	$(0.17)	$4.07

Less distributions declared to shareholders
From net investment income	$(0.51)		$(0.42)	$(0.31)	$(0.21)	$(0.27)	$(0.32)
From net realized gain	(2.28)		(0.57)	—	(0.55)	(0.78)	(0.05)
Total distributions declared to shareholders	$(2.79)		$(0.99)	$(0.31)	$(0.76)	$(1.05)	$(0.37)
Net asset value, end of period (x)	$25.81		$30.29	$27.01	$23.52	$21.64	$22.86
Total return (%) (r)(s)(t)(x)	(4.61	)(n)	16.13	16.31	12.38	(0.93)	21.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46	(a)	0.45	0.47	0.53	0.72	0.74
Expenses after expense reductions (f)	0.38	(a)	0.38	0.37	0.37	0.39	0.48
Net investment income (loss)	1.72	(a)	1.45	1.48	1.52	1.56	1.48
Portfolio turnover	20	(n)	64	62	43	49	42
Net assets at end of period (000 omitted)	$195,834		$220,856	$217,799	$193,437	$70,389	$38,128

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

23

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

24

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,151,558,240	$—	$—	$1,151,558,240
Mutual Funds	11,982,555	—	—	11,982,555
Total	$1,163,540,795	$—	$—	$1,163,540,795

For further information regarding security characteristics, see the Portfolio of Investments.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain

25

Notes to Financial Statements (unaudited) – continued

dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 9/30/18
Ordinary income (including any short-term capital gains)	$23,966,268
Long-term capital gains	28,050,065

Total distributions	$52,016,333

26

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/19

Cost of investments	$923,284,686
Gross appreciation	264,029,893

Gross depreciation	(23,773,784)
Net unrealized appreciation (depreciation)	$240,256,109

As of 9/30/18

Undistributed ordinary income	31,296,921
Undistributed long-term capital gain	78,830,413
Net unrealized appreciation (depreciation)	326,063,643

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 3/31/19	Year ended 9/30/18	Six months ended 3/31/19	Year ended 9/30/18
Class A	$3,837,272	$4,117,923	$22,262,692	$6,966,425
Class B	135,685	97,846	1,662,336	458,657
Class C	430,144	349,449	5,454,405	1,626,605
Class I	7,428,916	9,168,314	36,425,478	13,274,285
Class R1	85,114	74,043	1,030,973	317,043
Class R2	858,880	867,518	5,830,114	1,559,477
Class R3	1,341,846	1,376,713	8,035,084	2,415,970
Class R4	662,890	613,666	3,201,162	898,676
Class R6	3,719,425	3,334,531	16,716,019	4,499,192
Total	$18,500,172	$20,000,003	$100,618,263	$32,016,330

27

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2019, this management fee reduction amounted to $59,150, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2019 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.42%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2020. For the six months ended March 31, 2019, this reduction amounted to $386,540, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,823 for the six months ended March 31, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

28

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$331,534
Class B	0.75%	0.25%	1.00%	1.00%	94,317
Class C	0.75%	0.25%	1.00%	1.00%	304,720
Class R1	0.75%	0.25%	1.00%	1.00%	56,792
Class R2	0.25%	0.25%	0.50%	0.50%	166,682
Class R3	—	0.25%	0.25%	0.25%	115,558
Total Distribution and Service Fees					$1,069,603

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2019, this rebate amounted to $1,747, $28, $54, $219, $69, and $105 for Class A, Class B, Class C, Class R1, Class R2, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2019, were as follows:

Amount
Class A	$56
Class B	11,488
Class C	3,104

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2019, the fee was $26,476, which equated to 0.0045% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $573,304.

29

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2019 was equivalent to an annual effective rate of 0.0143% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2019, the fee paid by the fund under this agreement was $1,090 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2019, this reimbursement amounted to $41,415, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended March 31, 2019, purchases and sales of investments, other than short-term obligations, aggregated $238,038,738 and $357,979,948, respectively.

30

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/19		Year ended 9/30/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	1,086,774	$26,321,086	3,918,128	$107,341,564
Class B	18,028	436,982	45,185	1,207,781
Class C	146,960	3,442,891	230,508	6,112,107
Class I	1,951,094	48,697,558	4,485,558	127,422,843
Class R1	46,220	1,141,289	87,344	2,329,828
Class R2	217,386	5,353,765	1,720,082	45,235,804
Class R3	228,266	5,837,253	1,859,859	51,886,347
Class R4	112,430	2,747,736	178,184	5,042,682
Class R6	762,275	19,420,952	1,292,575	36,491,948
	4,569,433	$113,399,512	13,817,423	$383,070,904

Shares issued to shareholders in reinvestment of distributions
Class A	780,143	$17,943,298	276,200	$7,556,836
Class B	78,772	1,749,528	20,272	537,421
Class C	234,483	5,125,794	65,155	1,701,852
Class I	1,735,484	40,471,481	757,484	20,989,884
Class R1	50,824	1,116,087	14,904	391,086
Class R2	295,905	6,509,912	90,009	2,367,245
Class R3	409,116	9,376,930	139,079	3,792,683
Class R4	167,493	3,864,052	55,074	1,512,342
Class R6	848,357	19,800,653	273,498	7,589,564
	4,600,577	$105,957,735	1,691,675	$46,438,913

Shares reacquired
Class A	(1,541,188)	$(39,470,100)	(4,191,042)	$(118,071,424)
Class B	(91,104)	(2,222,059)	(140,442)	(3,788,001)
Class C	(411,538)	(9,871,956)	(757,823)	(20,162,746)
Class I	(3,567,955)	(90,157,519)	(12,532,916)	(362,869,769)
Class R1	(101,863)	(2,477,577)	(215,765)	(5,788,999)
Class R2	(360,851)	(8,813,784)	(856,317)	(23,014,815)
Class R3	(1,285,725)	(32,379,584)	(2,335,207)	(65,553,122)
Class R4	(590,410)	(15,164,513)	(380,644)	(10,666,554)
Class R6	(1,313,589)	(33,730,982)	(2,339,635)	(66,389,764)
	(9,264,223)	$(234,288,074)	(23,749,791)	$(676,305,194)

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/19		Year ended 9/30/18

	Shares	Amount	Shares	Amount
Net change
Class A	325,729	$4,794,284	3,286	$(3,173,024)
Class B	5,696	(35,549)	(74,985)	(2,042,799)
Class C	(30,095)	(1,303,271)	(462,160)	(12,348,787)
Class I	118,623	(988,480)	(7,289,874)	(214,457,042)
Class R1	(4,819)	(220,201)	(113,517)	(3,068,085)
Class R2	152,440	3,049,893	953,774	24,588,234
Class R3	(648,343)	(17,165,401)	(336,269)	(9,874,092)
Class R4	(310,487)	(8,552,725)	(147,386)	(4,111,530)
Class R6	297,043	5,490,623	(773,562)	(22,308,252)
	(94,213)	$(14,930,827)	(8,240,693)	$(246,795,377)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of approximately 2% of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2019, the fund’s commitment fee and interest expense were $4,202 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		13,366	136,584,730	(124,615,540)	11,982,556

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,578)	$—	$—	$89,574	$11,982,555

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

March 31, 2019

     MFS® Mid Cap Value Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MDV-SEM

MFS® Mid Cap Value Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve and other global central banks, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit, though exactly how the United Kingdom will withdraw from the European Union remains highly uncertain. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slowing global growth. Inflation remains largely subdued globally, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions. If the U.S. and China reach a comprehensive trade agreement, activity could rebound later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

May 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Hartford Financial Services Group, Inc.	1.4%
NASDAQ, Inc.	1.3%
Public Service Enterprise Group, Inc.	1.2%
Life Storage, Inc., REIT	1.1%
Stanley Black & Decker, Inc.	1.1%
Zimmer Biomet Holdings, Inc.	1.1%
Global Payments, Inc.	1.1%
Pioneer Natural Resources Co.	1.1%
First Data Corp.	1.1%
PinnacleWest Capital Corp.	1.1%

GICS equity sectors
Financials	20.2%
Information Technology	12.0%
Industrials	11.9%
Utilities	9.8%
Consumer Discretionary	9.7%
Materials	7.5%
Real Estate	7.4%
Energy	6.4%
Health Care	6.3%
Consumer Staples	5.2%
Communication Services	1.4%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of March 31, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2018 through March 31, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2018 through March 31, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/18	Ending Account Value 3/31/19	Expenses Paid During Period (p) 10/01/18-3/31/19
A	Actual	1.07%	$1,000.00	$975.13	$5.27
	Hypothetical (h)	1.07%	$1,000.00	$1,019.60	$5.39
B	Actual	1.82%	$1,000.00	$971.74	$8.95
	Hypothetical (h)	1.82%	$1,000.00	$1,015.86	$9.15
C	Actual	1.82%	$1,000.00	$971.93	$8.95
	Hypothetical (h)	1.82%	$1,000.00	$1,015.86	$9.15
I	Actual	0.82%	$1,000.00	$976.30	$4.04
	Hypothetical (h)	0.82%	$1,000.00	$1,020.84	$4.13
R1	Actual	1.82%	$1,000.00	$971.60	$8.95
	Hypothetical (h)	1.82%	$1,000.00	$1,015.86	$9.15
R2	Actual	1.32%	$1,000.00	$973.95	$6.50
	Hypothetical (h)	1.32%	$1,000.00	$1,018.35	$6.64
R3	Actual	1.07%	$1,000.00	$975.49	$5.27
	Hypothetical (h)	1.07%	$1,000.00	$1,019.60	$5.39
R4	Actual	0.82%	$1,000.00	$976.52	$4.04
	Hypothetical (h)	0.82%	$1,000.00	$1,020.84	$4.13
R6	Actual	0.68%	$1,000.00	$977.38	$3.35
	Hypothetical (h)	0.68%	$1,000.00	$1,021.54	$3.43
529A	Actual	1.11%	$1,000.00	$975.51	$5.47
	Hypothetical (h)	1.11%	$1,000.00	$1,019.40	$5.59
529B	Actual	1.86%	$1,000.00	$971.36	$9.14
	Hypothetical (h)	1.86%	$1,000.00	$1,015.66	$9.35
529C	Actual	1.87%	$1,000.00	$971.71	$9.19
	Hypothetical (h)	1.87%	$1,000.00	$1,015.61	$9.40

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

3/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.8%

Issuer	Shares/Par	Value ($)

Aerospace - 2.1%
Harris Corp.	327,982	$52,382,005
L3 Technologies, Inc.	300,594	62,033,584
Leidos Holdings, Inc.	829,667	53,173,358

		$167,588,947
Airlines - 1.2%
Alaska Air Group, Inc.	487,893	$27,380,555
Delta Air Lines, Inc.	1,332,947	68,846,713

		$96,227,268
Alcoholic Beverages - 0.4%
Molson Coors Brewing Co.	542,579	$32,364,837

Apparel Manufacturers - 1.1%
Hanesbrands, Inc.	1,512,083	$27,036,044
Levi Strauss & Co., “A” (a)	547,070	12,883,499
PVH Corp.	394,690	48,132,445

		$88,051,988
Automotive - 1.4%
Harley-Davidson, Inc.	978,249	$34,884,360
Lear Corp.	288,913	39,208,383
LKQ Corp. (a)	1,399,242	39,710,488

		$113,803,231
Broadcasting - 0.5%
Interpublic Group of Companies, Inc.	1,757,057	$36,915,768

Brokerage & Asset Managers - 4.1%
Apollo Global Management LLC, “A”	1,835,523	$51,853,525
Invesco Ltd.	2,361,433	45,599,271
NASDAQ, Inc.	1,150,591	100,665,207
Raymond James Financial, Inc.	774,454	62,273,846
TD Ameritrade Holding Corp.	1,317,652	65,869,423

		$326,261,272
Business Services - 3.9%
Amdocs Ltd.	1,280,510	$69,288,396
DXC Technology Co.	488,859	31,438,522
Fidelity National Information Services, Inc.	375,932	42,517,909
First Data Corp. (a)	3,241,594	85,156,675

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Global Payments, Inc.	633,416	$86,473,952

		$314,875,454
Cable TV - 0.4%
Altice USA, Inc.	1,678,042	$36,044,342

Chemicals - 3.1%
Celanese Corp.	497,977	$49,105,512
Eastman Chemical Co.	921,222	69,902,325
FMC Corp.	848,300	65,166,406
PPG Industries, Inc.	602,950	68,054,967

		$252,229,210
Computer Software - Systems - 2.3%
NCR Corp. (a)	1,458,862	$39,812,344
NICE Systems Ltd., ADR (a)	551,536	67,568,675
Verint Systems, Inc. (a)	572,502	34,269,970
Zebra Technologies Corp., “A” (a)	187,543	39,295,885

		$180,946,874
Construction - 4.4%
Mid-America Apartment Communities, Inc., REIT	631,071	$68,994,992
Mohawk Industries, Inc. (a)	249,132	31,428,002
Owens Corning	1,078,504	50,819,108
Stanley Black & Decker, Inc.	650,209	88,538,959
Toll Brothers, Inc.	1,642,208	59,447,930
Vulcan Materials Co.	477,089	56,487,338

		$355,716,329
Consumer Products - 0.4%
Newell Brands, Inc.	2,020,128	$30,988,764

Containers - 2.5%
Berry Global Group, Inc. (a)	1,036,825	$55,853,762
Graphic Packaging Holding Co.	4,207,506	53,140,801
Sealed Air Corp.	1,021,296	47,040,894
WestRock Co.	1,082,111	41,498,957

		$197,534,414
Electrical Equipment - 2.2%
HD Supply Holdings, Inc. (a)	1,927,015	$83,536,100
Sensata Technologies Holding PLC (a)	1,074,434	48,371,019
TE Connectivity Ltd.	535,932	43,276,509

		$175,183,628

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 3.8%
Analog Devices, Inc.	782,431	$82,366,511
IPG Photonics Corp. (a)	173,221	26,291,483
Keysight Technologies, Inc. (a)	932,202	81,288,015
Marvell Technology Group Ltd.	2,652,544	52,759,100
Maxim Integrated Products, Inc.	1,118,709	59,481,758

		$302,186,867
Energy - Independent - 4.3%
Cabot Oil & Gas Corp.	2,370,138	$61,860,602
Concho Resources, Inc.	233,857	25,948,773
Hess Corp.	973,433	58,629,869
Marathon Petroleum Corp.	1,011,797	60,556,050
Pioneer Natural Resources Co.	561,989	85,579,685
WPX Energy, Inc. (a)	3,875,608	50,809,221

		$343,384,200
Engineering - Construction - 0.8%
KBR, Inc.	3,425,844	$65,399,362

Food & Beverages - 4.6%
Archer Daniels Midland Co.	1,503,695	$64,854,365
Coca-Cola European Partners PLC	1,121,202	58,010,992
Ingredion, Inc.	487,305	46,142,910
J.M. Smucker Co.	450,350	52,465,775
Kellogg Co.	587,647	33,719,185
Post Holdings, Inc. (a)	274,089	29,985,337
Sanderson Farms, Inc.	424,966	56,027,517
TreeHouse Foods, Inc. (a)	374,722	24,188,305

		$365,394,386
Furniture & Appliances - 0.7%
Whirlpool Corp.	407,121	$54,102,310

Gaming & Lodging - 1.3%
Marriott International, Inc., “A”	449,954	$56,284,746
Royal Caribbean Cruises Ltd.	440,350	50,472,917

		$106,757,663
General Merchandise - 0.6%
Dollar Tree, Inc. (a)	496,383	$52,140,070

Insurance - 7.3%
Aon PLC	430,147	$73,426,093
Arthur J. Gallagher & Co.	904,498	70,641,294
Assurant, Inc.	634,538	60,224,001

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Athene Holding Ltd. (a)	1,215,628	$49,597,622
Everest Re Group Ltd.	314,622	67,945,767
Hanover Insurance Group, Inc.	464,017	52,976,821
Hartford Financial Services Group, Inc.	2,275,076	113,116,779
Lincoln National Corp.	1,011,140	59,353,918
Unum Group	1,086,083	36,742,188

		$584,024,483
Leisure & Toys - 1.1%
Brunswick Corp.	992,099	$49,932,343
Electronic Arts, Inc. (a)	395,030	40,146,899

		$90,079,242
Machinery & Tools - 3.2%
AGCO Corp.	881,589	$61,314,515
Eaton Corp. PLC	925,890	74,589,698
Gates Industrial Corp. PLC (a)	1,438,770	20,631,962
ITT, Inc.	985,124	57,137,192
Regal Beloit Corp.	561,312	45,954,614

		$259,627,981
Major Banks - 2.9%
Comerica, Inc.	946,199	$69,375,310
Huntington Bancshares, Inc.	6,238,157	79,099,831
KeyCorp	5,182,773	81,628,675

		$230,103,816
Medical & Health Technology & Services - 3.2%
AmerisourceBergen Corp.	685,376	$54,501,099
Premier, Inc., “A” (a)	1,437,936	49,594,413
Quest Diagnostics, Inc.	839,105	75,452,322
Universal Health Services, Inc.	568,551	76,055,067

		$255,602,901
Medical Equipment - 2.1%
PerkinElmer, Inc.	563,568	$54,305,413
STERIS PLC	188,201	24,095,374
Zimmer Biomet Holdings, Inc.	690,566	88,185,278

		$166,586,065
Natural Gas - Distribution - 1.7%
NiSource, Inc.	1,746,696	$50,060,307
Sempra Energy	508,545	64,005,474
South Jersey Industries, Inc.	808,701	25,935,041

		$140,000,822

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - 1.2%
Equitrans Midstream Corp.	1,279,880	$27,875,786
Plains GP Holdings LP	2,839,891	70,770,084

		$98,645,870
Network & Telecom - 0.8%
Motorola Solutions, Inc.	456,463	$64,096,534

Oil Services - 1.3%
Forum Energy Technologies, Inc. (a)	264,657	$1,352,397
Frank’s International N.V. (a)	3,945,180	24,499,568
NOW, Inc. (a)	2,018,541	28,178,832
Oil States International, Inc. (a)	1,150,876	19,518,857
Patterson-UTI Energy, Inc.	1,949,199	27,327,770

		$100,877,424
Other Banks & Diversified Financials - 5.6%
Discover Financial Services	1,020,826	$72,641,978
Element Fleet Management Corp.	3,940,737	24,918,044
M&T Bank Corp.	391,274	61,437,843
Northern Trust Corp.	783,203	70,809,383
Signature Bank	659,514	84,463,958
SunTrust Banks, Inc.	1,390,340	82,377,645
Wintrust Financial Corp.	788,336	53,078,663

		$449,727,514
Pharmaceuticals - 1.0%
Elanco Animal Health, Inc. (a)	1,338,731	$42,933,103
Mylan N.V. (a)	1,349,358	38,240,806

		$81,173,909
Railroad & Shipping - 0.9%
Kansas City Southern Co.	607,173	$70,419,925

Real Estate - 6.9%
Annaly Mortgage Management, Inc., REIT	2,868,989	$28,661,200
Brixmor Property Group Inc., REIT	3,138,169	57,648,165
EPR Properties, REIT	847,913	65,204,510
Life Storage, Inc., REIT	945,343	91,953,514
Medical Properties Trust, Inc., REIT	4,329,193	80,133,362
Spirit Realty Capital, Inc., REIT	970,344	38,551,767
Sun Communities, Inc., REIT	573,931	68,022,302
VICI Properties, Inc., REIT	2,082,951	45,574,968
W.P. Carey, Inc., REIT	957,988	75,039,200

		$550,788,988

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 1.0%
Aramark	1,473,494	$43,541,748
Wendy’s Co.	1,949,577	34,877,932

		$78,419,680
Specialty Chemicals - 1.8%
Axalta Coating Systems Ltd. (a)	2,328,648	$58,705,216
RPM International, Inc.	668,496	38,799,508
Univar, Inc. (a)	2,186,458	48,451,909

		$145,956,633
Specialty Stores - 1.6%
BJ’s Wholesale Club Holdings, Inc. (a)	789,048	$21,619,915
L Brands, Inc.	1,188,273	32,772,569
Michaels Co., Inc. (a)	1,503,502	17,169,993
Tractor Supply Co.	383,483	37,489,298
Urban Outfitters, Inc. (a)	656,979	19,472,858

		$128,524,633
Utilities - Electric Power - 8.1%
AES Corp.	3,236,246	$58,511,328
CenterPoint Energy, Inc.	2,114,128	64,903,730
CMS Energy Corp.	1,474,542	81,896,063
Eversource Energy	1,085,724	77,032,118
FirstEnergy Corp.	1,225,944	51,011,530
Pinnacle West Capital Corp.	889,587	85,026,725
Public Service Enterprise Group, Inc.	1,584,427	94,130,808
Southern Co.	1,371,667	70,887,750
WEC Energy Group, Inc.	805,101	63,667,387

		$647,067,439
Total Common Stocks (Identified Cost, $6,694,496,594)		$7,835,821,043

Investment Companies (h) - 2.2%
Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $172,887,572)	172,908,134	$172,908,134

Other Assets, Less Liabilities - (0.0)%		(1,488,116)
Net Assets - 100.0%		$8,007,241,061

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $172,908,134 and $7,835,821,043, respectively.

Portfolio of Investments (unaudited) – continued

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $6,694,496,594)	$7,835,821,043
Investments in affiliated issuers, at value (identified cost, $172,887,572)	172,908,134
Receivables for
Investments sold	4,829,364
Fund shares sold	15,957,718
Interest and dividends	12,923,533
Other assets	21,029
Total assets	$8,042,460,821

Liabilities
Payables for
Investments purchased	$21,207,144
Fund shares reacquired	10,688,145
Payable to affiliates
Investment adviser	567,930
Shareholder servicing costs	2,561,040
Distribution and service fees	59,812
Program manager fees	49
Payable for independent Trustees’ compensation	12,054
Accrued expenses and other liabilities	123,586
Total liabilities	$35,219,760
Net assets	$8,007,241,061

Net assets consist of
Paid-in capital	$6,846,406,697
Total distributable earnings (loss)	1,160,834,364
Net assets	$8,007,241,061
Shares of beneficial interest outstanding	354,942,014

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,121,009,727	50,579,987	$22.16
Class B	17,273,253	827,033	20.89
Class C	119,546,740	5,748,076	20.80
Class I	1,616,923,090	71,126,820	22.73
Class R1	13,071,611	640,191	20.42
Class R2	77,662,918	3,588,235	21.64
Class R3	378,749,104	17,149,037	22.09
Class R4	361,169,353	16,220,619	22.27
Class R6	4,292,908,597	188,645,117	22.76
Class 529A	6,843,489	314,113	21.79
Class 529B	197,838	9,807	20.17
Class 529C	1,885,341	92,979	20.28

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $23.51 [100 / 94.25 x $22.16] and $23.12 [100 / 94.25 x $21.79], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$82,996,918
Dividends from affiliated issuers	1,724,495
Income on securities loaned	354,550
Other	289,950
Foreign taxes withheld	(38,502)
Total investment income	$85,327,411
Expenses
Management fee	$24,268,805
Distribution and service fees	2,751,232
Shareholder servicing costs	2,626,125
Program manager fees	2,137
Administrative services fee	289,125
Independent Trustees’ compensation	37,483
Custodian fee	83,024
Shareholder communications	203,692
Audit and tax fees	19,223
Legal fees	29,909
Miscellaneous	224,261
Total expenses	$30,535,016
Reduction of expenses by investment adviser and distributor	(373,248)
Net expenses	$30,161,768
Net investment income (loss)	$55,165,643

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$41,733,643
Affiliated issuers	(155)
Foreign currency	17,292
Net realized gain (loss)	$41,750,780
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(268,569,364)
Affiliated issuers	14,021
Translation of assets and liabilities in foreign currencies	(3,916)
Net unrealized gain (loss)	$(268,559,259)
Net realized and unrealized gain (loss)	$(226,808,479)
Change in net assets from operations	$(171,642,836)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/19 (unaudited)	Year ended 9/30/18

From operations
Net investment income (loss)	$55,165,643	$74,747,243
Net realized gain (loss)	41,750,780	390,288,280
Net unrealized gain (loss)	(268,559,259)	138,144,043
Change in net assets from operations	$(171,642,836)	$603,179,566
Total distributions to shareholders	$(411,677,385)	$(249,191,473)
Change in net assets from fund share transactions	$838,682,688	$597,969,889
Total change in net assets	$255,362,467	$951,957,982

Net assets
At beginning of period	7,751,878,594	6,799,920,612
At end of period	$8,007,241,061	$7,751,878,594

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/19		Year ended
Class A			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$24.10		$22.99	$20.49		$18.91	$20.14	$18.74

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.18	$0.13	(c)	$0.18	$0.11	$0.11
Net realized and unrealized gain (loss)	(0.83)		1.71	2.62		2.25	(0.03)	2.32
Total from investment operations	$(0.70)		$1.89	$2.75		$2.43	$0.08	$2.43

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.10)	$(0.24)		$(0.06)	$(0.09)	$(0.10)
From net realized gain	(1.05)		(0.68)	(0.01)		(0.79)	(1.22)	(0.93)
Total distributions declared to shareholders	$(1.24)		$(0.78)	$(0.25)		$(0.85)	$(1.31)	$(1.03)
Net asset value, end of period (x)	$22.16		$24.10	$22.99		$20.49	$18.91	$20.14
Total return (%) (r)(s)(t)(x)	(2.49	)(n)	8.37	13.51	(c)	13.36	0.14	13.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.08	1.12	(c)	1.18	1.24	1.21
Expenses after expense reductions (f)	1.07	(a)	1.07	1.10	(c)	1.15	1.22	1.20
Net investment income (loss)	1.24	(a)	0.78	0.60	(c)	0.93	0.52	0.54
Portfolio turnover	15	(n)	26	29		27	36	34
Net assets at end of period (000 omitted)	$1,121,010		$1,131,758	$1,103,067		$1,038,447	$749,577	$543,583

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class B			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$22.67		$21.73	$19.38		$18.01	$19.29	$18.02

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.00 (w)	$(0.03	)(c)	$0.03	$(0.05)	$(0.04)
Net realized and unrealized gain (loss)	(0.78)		1.62	2.48		2.13	(0.01)	2.24
Total from investment operations	$(0.73)		$1.62	$2.45		$2.16	$(0.06)	$2.20

Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$—	$(0.09)		$—	$—	$—
From net realized gain	(1.05)		(0.68)	(0.01)		(0.79)	(1.22)	(0.93)
Total distributions declared to shareholders	$(1.05)		$(0.68)	$(0.10)		$(0.79)	$(1.22)	$(0.93)
Net asset value, end of period (x)	$20.89		$22.67	$21.73		$19.38	$18.01	$19.29
Total return (%) (r)(s)(t)(x)	(2.83	)(n)	7.59	12.69	(c)	12.48	(0.61)	12.55

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.83	1.87	(c)	1.93	1.98	1.95
Expenses after expense reductions (f)	1.82	(a)	1.82	1.85	(c)	1.90	1.96	1.95
Net investment income (loss)	0.47	(a)	0.02	(0.15	)(c)	0.16	(0.23)	(0.22)
Portfolio turnover	15	(n)	26	29		27	36	34
Net assets at end of period (000 omitted)	$17,273		$19,816	$22,267		$20,593	$18,983	$18,603

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class C			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$22.57		$21.65	$19.33		$17.97	$19.25	$17.99

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.00 (w)	$(0.03	)(c)	$0.03	$(0.04)	$(0.04)
Net realized and unrealized gain (loss)	(0.77)		1.60	2.48		2.12	(0.02)	2.23
Total from investment operations	$(0.72)		$1.60	$2.45		$2.15	$(0.06)	$2.19

Less distributions declared to shareholders
From net investment income	$—		$—	$(0.12)		$—	$—	$—
From net realized gain	(1.05)		(0.68)	(0.01)		(0.79)	(1.22)	(0.93)
Total distributions declared to shareholders	$(1.05)		$(0.68)	$(0.13)		$(0.79)	$(1.22)	$(0.93)
Net asset value, end of period (x)	$20.80		$22.57	$21.65		$19.33	$17.97	$19.25
Total return (%) (r)(s)(t)(x)	(2.81	)(n)	7.53	12.72	(c)	12.45	(0.61)	12.52

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.83	1.87	(c)	1.93	1.99	1.96
Expenses after expense reductions (f)	1.82	(a)	1.82	1.85	(c)	1.90	1.97	1.95
Net investment income (loss)	0.47	(a)	0.01	(0.15	)(c)	0.18	(0.23)	(0.22)
Portfolio turnover	15	(n)	26	29		27	36	34
Net assets at end of period (000 omitted)	$119,547		$133,345	$157,336		$148,518	$100,983	$80,434

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class I			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$24.72		$23.56	$20.99		$19.35	$20.58	$19.11

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.25	$0.19	(c)	$0.24	$0.16	$0.16
Net realized and unrealized gain (loss)	(0.87)		1.75	2.68		2.30	(0.03)	2.38
Total from investment operations	$(0.70)		$2.00	$2.87		$2.54	$0.13	$2.54

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.16)	$(0.29)		$(0.11)	$(0.14)	$(0.14)
From net realized gain	(1.05)		(0.68)	(0.01)		(0.79)	(1.22)	(0.93)
Total distributions declared to shareholders	$(1.29)		$(0.84)	$(0.30)		$(0.90)	$(1.36)	$(1.07)
Net asset value, end of period (x)	$22.73		$24.72	$23.56		$20.99	$19.35	$20.58
Total return (%) (r)(s)(t)(x)	(2.37	)(n)	8.66	13.79	(c)	13.66	0.36	13.69

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.83	0.87	(c)	0.93	0.99	0.97
Expenses after expense reductions (f)	0.82	(a)	0.82	0.85	(c)	0.90	0.97	0.96
Net investment income (loss)	1.51	(a)	1.04	0.85	(c)	1.20	0.77	0.79
Portfolio turnover	15	(n)	26	29		27	36	34
Net assets at end of period (000 omitted)	$1,616,923		$1,389,171	$1,077,307		$771,101	$370,299	$212,389

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R1			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$22.22		$21.31	$19.04		$17.70	$18.98	$17.80

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.01	$(0.03	)(c)	$0.03	$(0.04)	$(0.04)
Net realized and unrealized gain (loss)	(0.77)		1.58	2.42		2.10	(0.02)	2.20
Total from investment operations	$(0.72)		$1.59	$2.39		$2.13	$(0.06)	$2.16

Less distributions declared to shareholders
From net investment income	$(0.03)		$—	$(0.11)		$—	$—	$(0.05)
From net realized gain	(1.05)		(0.68)	(0.01)		(0.79)	(1.22)	(0.93)
Total distributions declared to shareholders	$(1.08)		$(0.68)	$(0.12)		$(0.79)	$(1.22)	$(0.98)
Net asset value, end of period (x)	$20.42		$22.22	$21.31		$19.04	$17.70	$18.98
Total return (%) (r)(s)(t)(x)	(2.84	)(n)	7.60	12.64	(c)	12.53	(0.62)	12.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.83	1.87	(c)	1.93	1.99	1.96
Expenses after expense reductions (f)	1.82	(a)	1.82	1.85	(c)	1.90	1.97	1.95
Net investment income (loss)	0.49	(a)	0.03	(0.14	)(c)	0.17	(0.23)	(0.19)
Portfolio turnover	15	(n)	26	29		27	36	34
Net assets at end of period (000 omitted)	$13,072		$13,538	$13,470		$11,351	$8,492	$6,773

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R2			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$23.49		$22.42	$20.00		$18.49	$19.75	$18.40

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.11	$0.08	(c)	$0.13	$0.05	$0.06
Net realized and unrealized gain (loss)	(0.81)		1.67	2.55		2.19	(0.02)	2.28
Total from investment operations	$(0.71)		$1.78	$2.63		$2.32	$0.03	$2.34

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.03)	$(0.20)		$(0.02)	$(0.07)	$(0.06)
From net realized gain	(1.05)		(0.68)	(0.01)		(0.79)	(1.22)	(0.93)
Total distributions declared to shareholders	$(1.14)		$(0.71)	$(0.21)		$(0.81)	$(1.29)	$(0.99)
Net asset value, end of period (x)	$21.64		$23.49	$22.42		$20.00	$18.49	$19.75
Total return (%) (r)(s)(t)(x)	(2.61	)(n)	8.11	13.23	(c)	13.07	(0.12)	13.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.33	1.37	(c)	1.43	1.49	1.46
Expenses after expense reductions (f)	1.32	(a)	1.32	1.35	(c)	1.40	1.47	1.45
Net investment income (loss)	0.96	(a)	0.50	0.36	(c)	0.69	0.27	0.28
Portfolio turnover	15	(n)	26	29		27	36	34
Net assets at end of period (000 omitted)	$77,663		$97,398	$138,364		$147,344	$59,947	$38,353

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R3			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$24.01		$22.91	$20.42		$18.85	$20.10	$18.72

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.18	$0.13	(c)	$0.18	$0.11	$0.11
Net realized and unrealized gain (loss)	(0.82)		1.70	2.61		2.24	(0.03)	2.32
Total from investment operations	$(0.69)		$1.88	$2.74		$2.42	$0.08	$2.43

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.10)	$(0.24)		$(0.06)	$(0.11)	$(0.12)
From net realized gain	(1.05)		(0.68)	(0.01)		(0.79)	(1.22)	(0.93)
Total distributions declared to shareholders	$(1.23)		$(0.78)	$(0.25)		$(0.85)	$(1.33)	$(1.05)
Net asset value, end of period (x)	$22.09		$24.01	$22.91		$20.42	$18.85	$20.10
Total return (%) (r)(s)(t)(x)	(2.45	)(n)	8.37	13.52	(c)	13.38	0.13	13.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.08	1.12	(c)	1.18	1.24	1.22
Expenses after expense reductions (f)	1.07	(a)	1.07	1.10	(c)	1.15	1.22	1.22
Net investment income (loss)	1.23	(a)	0.77	0.61	(c)	0.94	0.52	0.56
Portfolio turnover	15	(n)	26	29		27	36	34
Net assets at end of period (000 omitted)	$378,749		$401,520	$404,189		$384,495	$198,248	$118,084

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R4			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$24.24		$23.11	$20.59		$19.01	$20.23	$18.82

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.24	$0.19	(c)	$0.23	$0.16	$0.15
Net realized and unrealized gain (loss)	(0.84)		1.72	2.63		2.25	(0.02)	2.33
Total from investment operations	$(0.68)		$1.96	$2.82		$2.48	$0.14	$2.48

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.15)	$(0.29)		$(0.11)	$(0.14)	$(0.14)
From net realized gain	(1.05)		(0.68)	(0.01)		(0.79)	(1.22)	(0.93)
Total distributions declared to shareholders	$(1.29)		$(0.83)	$(0.30)		$(0.90)	$(1.36)	$(1.07)
Net asset value, end of period (x)	$22.27		$24.24	$23.11		$20.59	$19.01	$20.23
Total return (%) (r)(s)(t)(x)	(2.35	)(n)	8.69	13.80	(c)	13.59	0.43	13.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.83	0.87	(c)	0.93	1.00	0.97
Expenses after expense reductions (f)	0.82	(a)	0.82	0.85	(c)	0.90	0.98	0.97
Net investment income (loss)	1.46	(a)	1.02	0.85	(c)	1.19	0.78	0.76
Portfolio turnover	15	(n)	26	29		27	36	34
Net assets at end of period (000 omitted)	$361,169		$428,566	$519,736		$528,263	$325,087	$123,055

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class R6			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$24.76		$23.60	$21.02		$19.38	$20.58	$19.12

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.28	$0.23	(c)	$0.26	$0.19	$0.18
Net realized and unrealized gain (loss)	(0.86)		1.75	2.67		2.30	(0.01)	2.36
Total from investment operations	$(0.68)		$2.03	$2.90		$2.56	$0.18	$2.54

Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.19)	$(0.31)		$(0.13)	$(0.16)	$(0.15)
From net realized gain	(1.05)		(0.68)	(0.01)		(0.79)	(1.22)	(0.93)
Total distributions declared to shareholders	$(1.32)		$(0.87)	$(0.32)		$(0.92)	$(1.38)	$(1.08)
Net asset value, end of period (x)	$22.76		$24.76	$23.60		$21.02	$19.38	$20.58
Total return (%) (r)(s)(t)(x)	(2.26	)(n)	8.80	13.95	(c)	13.79	0.59	13.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.69	0.72	(c)	0.77	0.83	0.84
Expenses after expense reductions (f)	0.68	(a)	0.68	0.70	(c)	0.74	0.81	0.84
Net investment income (loss)	1.63	(a)	1.18	1.01	(c)	1.34	0.92	0.89
Portfolio turnover	15	(n)	26	29		27	36	34
Net assets at end of period (000 omitted)	$4,292,909		$4,127,556	$3,354,746		$2,414,700	$1,684,183	$1,391,433

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class 529A			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$23.70		$22.63	$20.17		$18.63	$19.85	$18.48

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.17	$0.12	(c)	$0.17	$0.10	$0.10
Net realized and unrealized gain (loss)	(0.81)		1.68	2.58		2.21	(0.02)	2.29
Total from investment operations	$(0.68)		$1.85	$2.70		$2.38	$0.08	$2.39

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.10)	$(0.23)		$(0.05)	$(0.08)	$(0.09)
From net realized gain	(1.05)		(0.68)	(0.01)		(0.79)	(1.22)	(0.93)
Total distributions declared to shareholders	$(1.23)		$(0.78)	$(0.24)		$(0.84)	$(1.30)	$(1.02)
Net asset value, end of period (x)	$21.79		$23.70	$22.63		$20.17	$18.63	$19.85
Total return (%) (r)(s)(t)(x)	(2.45	)(n)	8.33	13.50	(c)	13.27	0.13	13.35

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.14	1.22	(c)	1.28	1.33	1.30
Expenses after expense reductions (f)	1.11	(a)	1.11	1.14	(c)	1.18	1.25	1.23
Net investment income (loss)	1.19	(a)	0.74	0.57	(c)	0.88	0.48	0.50
Portfolio turnover	15	(n)	26	29		27	36	34
Net assets at end of period (000 omitted)	$6,843		$6,899	$6,637		$5,317	$4,628	$4,149

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class 529B			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$21.96		$21.09	$18.79		$17.50	$18.78	$17.58

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.01)	$(0.04	)(c)	$0.02	$(0.05)	$(0.05)
Net realized and unrealized gain (loss)	(0.76)		1.56	2.41		2.06	(0.01)	2.18
Total from investment operations	$(0.72)		$1.55	$2.37		$2.08	$(0.06)	$2.13

Less distributions declared to shareholders
From net investment income	$(0.02)		$—	$(0.06)		$—	$—	$—
From net realized gain	(1.05)		(0.68)	(0.01)		(0.79)	(1.22)	(0.93)
Total distributions declared to shareholders	$(1.07)		$(0.68)	$(0.07)		$(0.79)	$(1.22)	$(0.93)
Net asset value, end of period (x)	$20.17		$21.96	$21.09		$18.79	$17.50	$18.78
Total return (%) (r)(s)(t)(x)	(2.86	)(n)	7.49	12.67	(c)	12.38	(0.63)	12.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)	1.89	1.97	(c)	2.03	2.08	2.05
Expenses after expense reductions (f)	1.86	(a)	1.87	1.90	(c)	1.95	2.01	2.00
Net investment income (loss)	0.44	(a)	(0.03)	(0.20	)(c)	0.12	(0.28)	(0.27)
Portfolio turnover	15	(n)	26	29		27	36	34
Net assets at end of period (000 omitted)	$198		$207	$251		$297	$266	$305

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/19		Year ended
Class 529C			9/30/18	9/30/17		9/30/16	9/30/15	9/30/14
	(unaudited)
Net asset value, beginning of period	$22.04		$21.16	$18.89		$17.57	$18.85	$17.64

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.01)	$(0.04	)(c)	$0.02	$(0.05)	$(0.05)
Net realized and unrealized gain (loss)	(0.75)		1.57	2.41		2.09	(0.01)	2.19
Total from investment operations	$(0.71)		$1.56	$2.37		$2.11	$(0.06)	$2.14

Less distributions declared to shareholders
From net investment income	$—		$—	$(0.09)		$—	$—	$—
From net realized gain	(1.05)		(0.68)	(0.01)		(0.79)	(1.22)	(0.93)
Total distributions declared to shareholders	$(1.05)		$(0.68)	$(0.10)		$(0.79)	$(1.22)	$(0.93)
Net asset value, end of period (x)	$20.28		$22.04	$21.16		$18.89	$17.57	$18.85
Total return (%) (r)(s)(t)(x)	(2.83	)(n)	7.51	12.63	(c)	12.51	(0.63)	12.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)	1.89	1.97	(c)	2.03	2.08	2.05
Expenses after expense reductions (f)	1.87	(a)	1.87	1.90	(c)	1.94	2.01	2.00
Net investment income (loss)	0.43	(a)	(0.04)	(0.19	)(c)	0.11	(0.28)	(0.27)
Portfolio turnover	15	(n)	26	29		27	36	34
Net assets at end of period (000 omitted)	$1,885		$2,105	$2,551		$1,761	$1,663	$1,496

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The

Notes to Financial Statements (unaudited) – continued

values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,835,821,043	$—	$—	$7,835,821,043
Mutual Funds	172,908,134	—	—	172,908,134
Total	$8,008,729,177	$—	$—	$8,008,729,177

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same

Notes to Financial Statements (unaudited) – continued

manner as other dividend and interest income. At March 31, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 9/30/18
Ordinary income (including any short-term capital gains)	$95,125,551
Long-term capital gains	154,065,922

Total distributions	$249,191,473

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/19

Cost of investments	$6,881,546,531
Gross appreciation	1,466,356,624

Gross depreciation	(339,173,978)
Net unrealized appreciation (depreciation)	$1,127,182,646

As of 9/30/18

Undistributed ordinary income	129,419,463
Undistributed long-term capital gain	206,652,358
Other temporary differences	2,117
Net unrealized appreciation (depreciation)	1,408,080,647

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares,

Notes to Financial Statements (unaudited) – continued

respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 3/31/19	Year ended 9/30/18	Six months ended 3/31/19	Year ended 9/30/18
Class A	$8,753,836	$4,389,421	$49,399,583	$31,063,137
Class B	2,066	—	885,369	673,614
Class C	—	—	5,974,899	4,794,790
Class I	13,737,410	7,316,336	59,145,124	31,929,269
Class R1	18,433	—	644,048	436,482
Class R2	345,619	193,736	3,920,470	3,990,009
Class R3	2,882,529	1,701,494	17,059,282	11,816,078
Class R4	4,018,642	3,320,453	17,558,515	14,709,626
Class R6	47,190,306	29,051,416	179,678,830	103,492,263
Class 529A	51,239	27,814	305,731	198,620
Class 529B	221	—	9,940	6,775
Class 529C	—	—	95,293	80,140
Total	$77,000,301	$46,000,670	$334,677,084	$203,190,803

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion	0.55%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2019, this management fee reduction amounted to $367,003, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2019 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $200,786 and $2,207 for the six months ended March 31, 2019, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,325,579
Class B	0.75%	0.25%	1.00%	1.00%	87,474
Class C	0.75%	0.25%	1.00%	1.00%	592,685
Class R1	0.75%	0.25%	1.00%	1.00%	62,754
Class R2	0.25%	0.25%	0.50%	0.50%	206,004
Class R3	—	0.25%	0.25%	0.25%	458,293
Class 529A	—	0.25%	0.25%	0.24%	8,096
Class 529B	0.75%	0.25%	1.00%	1.00%	959
Class 529C	0.75%	0.25%	1.00%	1.00%	9,388
Total Distribution and Service Fees					$2,751,232

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2019, this rebate amounted to $4,611, $67, $100, $30, $730, $341, $341, $2, and $23 for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2019, were as follows:

Amount
Class A	$16,660
Class B	8,377
Class C	4,131
Class 529B	—
Class 529C	69

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through

Notes to Financial Statements (unaudited) – continued

which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2019, were as follows:

Fee
Class 529A	$1,619
Class 529B	48
Class 529C	470
Total Program Manager Fees	$2,137

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2019, the fee was $122,573, which equated to 0.0033% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,503,552.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2019 was equivalent to an annual effective rate of 0.0078% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2019, the fee paid by the fund

Notes to Financial Statements (unaudited) – continued

under this agreement was $6,358 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $790,875 and $141,761, respectively. The sales transactions resulted in net realized gains (losses) of $(245,809).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2019, this reimbursement amounted to $287,987, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended March 31, 2019, purchases and sales of investments, other than short-term obligations, aggregated $1,557,451,902 and $1,105,788,910, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/19		Year ended 9/30/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	6,192,698	$131,894,810	11,081,911	$259,315,374
Class B	30,480	617,206	65,839	1,454,759
Class C	518,002	10,379,454	771,605	16,993,402
Class I	24,001,309	525,546,327	23,058,522	555,178,399
Class R1	80,237	1,603,219	205,772	4,479,422
Class R2	748,209	15,470,093	1,301,366	29,596,203
Class R3	2,871,050	61,534,142	6,898,449	159,925,133
Class R4	1,906,786	41,367,956	4,534,521	105,824,482
Class R6	27,437,298	611,047,336	47,208,042	1,133,236,166
Class 529A	23,870	504,453	47,608	1,097,440
Class 529B	524	10,427	1,495	31,736
Class 529C	3,513	69,652	7,732	166,301
	63,813,976	$1,400,045,075	95,182,862	$2,267,298,817

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/19		Year ended 9/30/18

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,512,179	$51,122,834	1,337,744	$30,861,744
Class B	45,283	870,345	30,263	660,349
Class C	284,523	5,445,779	203,368	4,419,184
Class I	3,024,653	63,094,271	1,400,371	33,062,758
Class R1	35,257	662,481	20,406	436,482
Class R2	179,569	3,571,627	150,752	3,396,433
Class R3	983,324	19,941,811	588,230	13,517,522
Class R4	903,270	18,453,799	677,374	15,681,208
Class R6	10,671,534	222,714,912	5,533,966	130,767,614
Class 529A	17,840	356,970	9,979	226,434
Class 529B	547	10,161	320	6,775
Class 529C	5,107	95,293	3,775	80,140
	18,663,086	$386,340,283	9,956,548	$233,116,643

Shares reacquired
Class A	(5,086,775)	$(108,381,032)	(13,442,685)	$(315,421,777)
Class B	(122,931)	(2,488,453)	(246,487)	(5,472,088)
Class C	(961,454)	(19,311,005)	(2,336,648)	(51,321,744)
Class I	(12,100,332)	(264,115,020)	(13,985,340)	(335,108,536)
Class R1	(84,631)	(1,654,581)	(248,873)	(5,413,485)
Class R2	(1,485,687)	(31,214,616)	(3,477,514)	(79,361,454)
Class R3	(3,428,022)	(74,501,575)	(8,408,321)	(195,272,938)
Class R4	(4,272,057)	(92,486,847)	(10,015,025)	(234,377,789)
Class R6	(16,157,716)	(352,912,542)	(28,191,865)	(678,433,578)
Class 529A	(18,662)	(398,758)	(59,788)	(1,387,384)
Class 529B	(695)	(13,950)	(4,272)	(91,136)
Class 529C	(11,126)	(224,291)	(36,596)	(783,662)
	(43,730,088)	$(947,702,670)	(80,453,414)	$(1,902,445,571)

Net change
Class A	3,618,102	$74,636,612	(1,023,030)	$(25,244,659)
Class B	(47,168)	(1,000,902)	(150,385)	(3,356,980)
Class C	(158,929)	(3,485,772)	(1,361,675)	(29,909,158)
Class I	14,925,630	324,525,578	10,473,553	253,132,621
Class R1	30,863	611,119	(22,695)	(497,581)
Class R2	(557,909)	(12,172,896)	(2,025,396)	(46,368,818)
Class R3	426,352	6,974,378	(921,642)	(21,830,283)
Class R4	(1,462,001)	(32,665,092)	(4,803,130)	(112,872,099)
Class R6	21,951,116	480,849,706	24,550,143	585,570,202
Class 529A	23,048	462,665	(2,201)	(63,510)
Class 529B	376	6,638	(2,457)	(52,625)
Class 529C	(2,506)	(59,346)	(25,089)	(537,221)
	38,746,974	$838,682,688	24,685,996	$597,969,889

Notes to Financial Statements (unaudited) – continued

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 6%, 5%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2019, the fund’s commitment fee and interest expense were $22,485 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		171,989,585	797,358,203	(796,439,654)	172,908,134

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(155)	$14,021	$—	$1,724,495	$172,908,134

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 15, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2019

*	Print name and title of each signing officer under his or her signature.